Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series VIT
Central Index Key	dei_EntityCentralIndexKey	0001479359
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016